Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates for the Respective Periods

Translation of amounts from HKD, SGD and RMB into US$ has been made at the following exchange rates for the respective periods:

	June 30, 2025	December 31, 2024
HKD exchange rate for balance sheet items, except for equity accounts	7.8499	7.7677
SGD exchange rate for balance sheet items, except for equity accounts	1.2719	1.3662
RMB exchange rate for balance sheet items, except for equity accounts	7.1636	7.2993

	For the Six Months Ended June 30,
	2025	2024
HKD exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.7917	7.8191
SGD exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	1.3237	1.3469
RMB exchange rate for items in the statements of operations and comprehensive income (loss), and statements of cash flows	7.2526	7.2150

Schedule of Disaggregate Revenue

For the six months ended June 30, 2025 and 2024, the Company disaggregate revenue into two revenue streams as the following table:

	For the Six Months Ended June 30,
	2025	2024
Revenues
Sales of cosmetics and other beauty products	$43,777,664	$59,739,297
Provision of operation services	2,876,483	1,527,628
Total revenue	$46,654,147	$61,266,925

The Company disaggregates revenue by timing of revenues recognition as the following table:

	For the Six Months Ended June 30,
	2025	2024
Revenues
Goods transferred at a point in time	$43,777,664	$59,739,297
Services transferred over time	2,876,483	1,527,628
Total revenue	$46,654,147	$61,266,925

Schedule of Other Operating Expenses	Other operating expenses are reviewed in aggregate.
	For the Six Months Ended June 30,
	2025	2024
Revenues	$46,654,147	$61,266,925
Cost of revenues	(39,792,626)	(53,087,175)
Promotion and advertising expenses	(1,680,665)	(3,530,147)
Other operating expenses	(3,686,664)	(3,881,387)
Total other expenses, net	(124,382)	(490,015)
Income tax (expenses) benefits	(1,537,266)	638,903
Net (loss) income from continuing operations	$(167,456)	$917,104